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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co

Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    John D. Doyle, Jr.

Title:   President

Phone:   434-845-1266


SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ John D. Doyle, Jr.    Lynchburg, VA    1/10/2012
     [Signature]          [City, State]     [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: 123,619
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           TITLE OF              VALUE   SHRS OR                 INVESTMENT VOTING  AUTHORITY
NAME OF ISSUER              CLASS      CUSIP   (X $1000) PM AMT  SH/PRN PUT/CALL DISCRETION  SOLE    SHARED   NONE
--------------             --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ABB Ltd...................    common 000375204     240    12,725                    Sole     12,725
Abbott Labs...............    common 002824100   2,748    48,869                    Sole     48,869
Adobe Systems.............    common 00724F101     570    20,150                    Sole     20,150
Altria....................    common 02209S103     259     8,739                    Sole      8,739
A T & T...................    common 00206R102   1,115    36,876                    Sole     36,876
A T & T Pfd 6.375%........ preferred 00211G208   1,129    42,200                    Sole     42,200
Bank of America...........    common 060505104     237    42,649                    Sole     42,649
BB&T......................    common 054937107     692    27,483                    Sole     27,483
Berkshire Hathaway Class
  B.......................    common 084670108     788    10,325                    Sole     10,325
BHP Billiton..............    common 088606108   1,752    24,804                    Sole     24,804
Boeing....................    common 097023105     753    10,265                    Sole     10,265
BP PLC....................    common 055622104     565    13,230                    Sole     13,230
Canadian Natl Railway.....    common 136375102     721     9,175                    Sole      9,175
Caterpillar...............    common 149123101     726     8,012                    Sole      8,012
Chevron Corp..............    common 166764100   2,730    25,658                    Sole     25,658
Cisco.....................    common 17275R102     722    39,913                    Sole     39,913
Coca-Cola.................    common 191216100     421     6,020                    Sole      6,020
Conoco Phillips...........    common 20825C104   2,783    38,189                    Sole     38,189
Consolidated Edison.......    common 209115104     223     3,600                    Sole      3,600
Corning Inc...............    common 219350105     174    13,400                    Sole     13,400
Covidien PLC..............    common G2554F113     275     6,100                    Sole      6,100
CSX.......................    common 126408103     288    13,693                    Sole     13,693
CVS/Caremark..............    common 126650100   1,971    48,335                    Sole     48,335
Deere & Co................    common 244199105   2,114    27,325                    Sole     27,325
Devon Energy..............    common 25179M103     617     9,950                    Sole      9,950
Dicks Sporting Goods......    common 253393102     960    26,025                    Sole     26,025
Dominion Resources........    common 25746U109   2,855    53,789                    Sole     53,789
DuPont....................    common 263534109   1,783    38,954                    Sole     38,954
EMC.......................    common 268648102     752    34,900                    Sole     34,900
Exxon- Mobil..............    common 30231G102   8,654   102,096                    Sole    102,096
Fedex Corp................    common 31428X106   1,512    18,101                    Sole     18,101
GE........................    common 369604103   3,166   176,795                    Sole    176,795
General Mills.............    common 370334104     941    23,275                    Sole     23,275
Health Care REIT..........    common 42217K106     421     7,725                    Sole      7,725
Honeywell.................    common 438516106   2,909    53,525                    Sole     53,525
Intel.....................    common 458140100     290    11,950                    Sole     11,950
International Bus.
  Mach....................    common 459200101   4,978    27,074                    Sole     27,074
ishares Barclay Aggregate
  Bd......................    common 464287226   3,021    27,399                    Sole     27,399
ishares Inv Gr Bond
  ETF.....................    common 464287242   2,116    18,600                    Sole     18,600
ishares MSCI Emerging
  Markets.................    common 464287234     533    14,050                    Sole     14,050
ishares Dow Jns US
  Fincl...................    common 464287788     266     5,425                    Sole      5,425
ishares Int Govt Bond
  In......................    common 464288612     217     1,950                    Sole      1,950
ishares Healthcare Ind....    common 464287762     955    13,350                    Sole     13,350
ishares Lehman 1-3 yr
  Trs.....................    common 464287457     596     7,050                    Sole      7,050
ishares Midcap 400
  Index...................    common 464287507   1,732    19,775                    Sole     19,775
ishares Preferred Index... preferred 464288687   1,469    41,250                    Sole     41,250
ishares Regional Bank
  Index...................    common 464288778     242    11,450                    Sole     11,450

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
                     TITLE OF             VALUE    SHRS OR                  INVESTMENT  VOTING   AUTHORITY
NAME OF ISSUER        CLASS     CUSIP   (X $1000)  PM AMT   SH/PRN PUT/CALL DISCRETION   SOLE     SHARED   NONE
--------------       -------- --------- --------- --------- ------ -------- ---------- --------- --------- ----
ishares S&P Natl
  Muni..............  common  464288414      357      3,300                    Sole        3,300
ishares Technology
  Index.............  common  464287721      848     13,275                    Sole       13,275
Johnson & Johnson...  common  478160104    2,660     40,561                    Sole       40,561
Kimberly Clark......  common  494368103    2,176     29,575                    Sole       29,575
Lincoln Natl Corp...  common  534187109      427     21,976                    Sole       21,976
3M..................  common  604059105    1,800     22,018                    Sole       22,018
McDonalds Corp......  common  580135101      301      3,002                    Sole        3,002
McKesson Corp.......  common  58155Q103    1,092     14,015                    Sole       14,015
Miscrosoft..........  common  594918104    1,819     70,068                    Sole       70,068
Nextera Energy......  common  65339F101      839     13,775                    Sole       13,775
Norfolk Southern....  common  655844108    2,431     33,364                    Sole       33,364
Nuveen Municipal
  Value.............  common  670928100    2,168    221,194                    Sole      221,194
Oracle..............  common  68389X105      666     25,950                    Sole       25,950
Panera Bread........  common  69840W108      811      5,735                    Sole        5,735
PepsiCo.............  common  713448108    4,320     65,110                    Sole       65,110
Philip Morris Intl..  common  718172109      554      7,053                    Sole        7,053
Plum Creek Timber...  common  729251108      665     18,200                    Sole       18,200
Powershares QQQ
  Trust.............  common  73935A104      930     16,650                    Sole       16,650
Praxair.............  common  74005P104    2,278     21,305                    Sole       21,305
Procter & Gamble....  common  742718109    6,214     93,145                    Sole       93,145
Progress Energy.....  common  743263105      858     15,312                    Sole       15,312
Qualcomm............  common  747525103      968     17,700                    Sole       17,700
SPDR Energy
  Sector............  common  81369Y506      247      3,575                    Sole        3,575
SPDR Short Term
  Muni Bd...........  common  78464A425      516     21,200                    Sole       21,200
SPDR Tr I Unit Ser
  1.................  common  78462F103      620      4,944                    Sole        4,944
Southern Co.........  common  842587107    2,455     53,030                    Sole       53,030
Stellarone Corp.....  common  85856G100      125     11,000                    Sole       11,000
Teva Pharmacutical..  common  881624209      338      8,375                    Sole        8,375
Thermo Fisher
  Scientific........  common  883556102      377      8,375                    Sole        8,375
Union Pacific.......  common  907818108      307      2,900                    Sole        2,900
United Parcel
  Service...........  common  911312106    1,347     18,400                    Sole       18,400
United
  Technologies......  common  913017109    4,208     57,578                    Sole       57,578
Vanguard Div Apprec
  ETF...............  common  921908844    3,025     55,355                    Sole       55,355
Vanguard Total Bond
  ETF...............  common  921937835      867     10,375                    Sole       10,375
Ventas..............  common  92276F100    2,475     44,900                    Sole       44,900
Verizon.............  common  92343V104    4,672    116,459                    Sole      116,459
Walt Disney.........  common  254687106    1,039     27,700                    Sole       27,700
Washington Real
  Estate............  common  939653101      552     20,200                    Sole       20,200
Wells Fargo.........  common  949746101      286     10,384                    Sole       10,384
                                         -------  ---------                            ---------
                                         123,619  2,529,226                            2,529,226